Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalent [abstract]
Cash and cash equivalents
33 Cash and cash equivalents

Cash and cash equivalents
	2019	2018	2017
Treasury bills and other eligible bills	43	159	391
Deposits from banks/Loans and advances to banks	786	–2,617	–3,403
Cash and balances with central banks	53,202	49,987	21,989
Cash and cash equivalents at end of year	54,031	47,529	18,977

Treasury bills and other eligible bills included in cash and cash equivalents
	2019	2018	2017
Treasury bills and other eligible bills included in trading assets	0	17	5
Treasury bills and other eligible bills included in AFS investments	n/a	n/a	386
Treasury bills and other eligible bills included in FVOCI		–0	n/a
Treasury bills and other eligible bills included in securities at AC	43	142	n/a
	43	159	391

Deposits from banks/Loans and advances to banks
	2019	2018	2017
Included in cash and cash equivalents:
– Deposits from banks	–8,519	–8,520	–8,563
– Loans and advances to banks	9,304	5,903	5,160
	786	–2,617	–3,403
Not included in cash and cash equivalents:
– Deposits from banks	–26,307	–28,811	–28,258
– Loans and advances to banks	25,832	24,519	23,651
	–476	–4,292	–4,607
Total as included in the statement of financial position:
– Deposits from banks	–34,826	–37,330	–36,821
– Loans and advances to banks	35,136	30,422	28,811
	310	–6,909	–8,010

Cash and cash equivalents includes deposits from banks and loans and advances to banks that are on demand.

Included in Cash and cash equivalents, are minimum mandatory reserve deposits to be held with various central banks. Reference is made to Note 42 ‘Assets not freely disposable’ for restrictions on Cash and balances with central banks.